DERIVATIVE INSTRUMENTS (Schedule of Derivative Instruments in Statement of Financial Position, Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Notional amount	$ 110,149	$ 115,018
Fair value	(91)	(565)
Option Contracts To Hedge Payroll Expenses ILS [Member] | Fair Value Inputs Level 2 [Member]
Derivative [Line Items]
Notional amount	43,600	110,000
Fair value	107	(566)
Option Contracts To Hedge Payroll Expenses INR [Member] | Fair Value Inputs Level 2 [Member]
Derivative [Line Items]
Notional amount	12,000
Fair value	4
Option Contracts to Hedge Facilities Expenses ILS [Member] | Fair Value Inputs Level 2 [Member]
Derivative [Line Items]
Notional amount		5,018
Fair value		1
Forward Contracts to Hedge Payroll Expenses ILS [Member] | Fair Value Inputs Level 2 [Member]
Derivative [Line Items]
Notional amount	52,000
Fair value	(212)
Forward Contracts to Hedge Facility Expenses ILS [Member] | Fair Value Inputs Level 2 [Member]
Derivative [Line Items]
Notional amount	2,549
Fair value	$ 10